Fair value option (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Assets and Liabilities of Consolidated Investment Management Funds, at Fair Value
The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2024	2023
Assets of consolidated investment management funds:
Trading assets	$846	$510
Other assets	45	16
Total assets of consolidated investment management funds	$891	$526
Liabilities of consolidated investment management funds:
Other liabilities	$5	$1
Total liabilities of consolidated investment management funds	$5	$1